Valuation and Qualifying Accounts (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2012		Mar. 31, 2011		Mar. 31, 2010
Allowance for doubtful accounts and sales returns
Valuation and Qualifying Accounts Disclosure [Line Items]
Balance at beginning of period	¥ 90,531		¥ 104,475		¥ 110,383
Additions	33,441		50,345		59,987
Deductions	(49,509)	[1]	(55,106)	[1]	(61,577)	[1]
Other	(3,454)	[2]	(9,183)	[2]	(4,318)	[2]
Balance at end of period	71,009		90,531		104,475
Valuation allowance - Deferred tax assets
Valuation and Qualifying Accounts Disclosure [Line Items]
Balance at beginning of period	473,713	[3]	126,253	[3]	120,512	[3]
Additions	469,788	[4]	381,837	[4]	48,372	[4]
Deductions	(22,904)		(28,736)		(40,210)
Other	(52,364)	[5]	(5,641)	[5]	(2,421)	[5]
Balance at end of period	¥ 868,233	[3]	¥ 473,713	[3]	¥ 126,253	[3]

[1]	Reversal including amounts written off.
[2]	Translation adjustment.
[3]	As discussed in Note 21 of the consolidated financial statements, the presentation of deferred income taxes in the consolidated balance sheets have been revised to conform with the presentation as of March 31, 2012, which impacted the presentation of the valuation allowance for the previous fiscal years.
[4]	Including a valuation allowance against deferred tax assets which Sony Ericsson had prior to its acquisition during the fiscal year ended March 31, 2012. Refer to Note 21 of the consolidated financial statements.
[5]	Translation adjustment and the effect of changes in statutory tax rate.